License Agreements - Additional Information (Details)	1 Months Ended						12 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 31, 2017 GBP (£)	Nov. 30, 2015 USD ($) Agreement Disease	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2013 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
License Agreements [Line Items]
Research and development							$ 20,502,000		$ 10,165,000	$ 7,175,000
2013 Oxford Agreement
License Agreements [Line Items]
License agreement entered date							2013-11	2013-11
Upfront fees					$ 78,000
Past patent cost					68,000
Research and development							$ 0		0	0
2013 Oxford Agreement | Maximum [Member]
License Agreements [Line Items]
Milestone fees payments upon achievement of specified sales					$ 507,000	£ 375,000
2015 Oxford Agreements
License Agreements [Line Items]
License agreement entered date							2015-11	2015-11
Upfront fees			$ 575,000
Past patent cost			$ 2,000
Number of separate exclusive license agreements | Agreement			5
Number of different types of inherited retinal diseases | Disease			5
Annual licenses maintenance fee							$ 68,000	£ 50,000
Increase of annual licenses maintenance fee, through 2025 and beyond							135,000	£ 100,000
Research and development							$ 0		0	577,000
2017 Oxford Agreements
License Agreements [Line Items]
License agreement entered date							2017-10	2017-10
Upfront fees	$ 135,000	£ 100,000
Annual licenses maintenance fee | £								£ 0
Increase of annual licenses maintenance fee in 2018 | £								10,000
2017 Oxford Agreements | Maximum [Member]
License Agreements [Line Items]
Increase of annual licenses maintenance fee, through 2025 and beyond | £								£ 20,000
Oxford BioMedica License
License Agreements [Line Items]
License agreement entered date							2013-12	2013-12
Upfront fees				$ 100,000
Research and development							$ 0		$ 0	$ 0
Milestone payment upon approval of a product				$ 100,000